[MetLife Letterhead]

MetLife Investors Insurance Company of California

22 Corporate Plaza Drive

Newport Beach, CA 92660

August 5, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, D.C. 20549

Re:	MetLife Investors Insurance Company of California and
MetLife Investors Variable Annuity Account Five
File No. 333-54074 (Class XC)
Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors Insurance Company of California (the “Company”) and MetLife Investors Variable Annuity Account Five (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated August 2, 2004 to the Prospectus dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on July 19, 2004.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Senior Counsel of
Metropolitan Life Insurance Company